UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23096

Legg Mason ETF Investment Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: January 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON ETF INVESTMENT TRUST

LEGG MASON EMERGING MARKETS LOW

VOLATILITY HIGH DIVIDEND ETF

FORM N-Q

JANUARY 31, 2017

LEGG MASON EMERGING MARKETS LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited)	January 31, 2017

SECURITY	SHARES	VALUE
COMMON STOCKS - 94.8%
CONSUMER DISCRETIONARY - 7.6%
Auto Components - 0.9%
Actron Technology Corp.	1,000	$3,509
Cheng Shin Rubber Industry Co., Ltd.	13,000	25,796

Total Auto Components		29,305

Automobiles - 5.1%
China Motor Corp.	3,000	2,742
Chongqing Changan Automobile Co., Ltd., Class B Shares	5,600	7,939
Hyundai Motor Co.	675	81,028
Kia Motors Corp.	2,163	67,751

Total Automobiles		159,460

Hotels, Restaurants & Leisure - 0.8%
Berjaya Sports Toto Berhad	3,700	2,447
Kangwon Land Inc.	777	21,864

Total Hotels, Restaurants & Leisure		24,311

Internet & Direct Marketing Retail - 0.1%
GS Home Shopping Inc.	22	3,423

Media - 0.2%
BEC World PCL	5,300	2,664	(a)
Major Cineplex Group PCL	3,600	3,298

Total Media		5,962

Multiline Retail - 0.1%
Far Eastern Department Stores Ltd.	6,000	3,101

Specialty Retail - 0.1%
Bermaz Auto Berhad	5,700	2,702

Textiles, Apparel & Luxury Goods - 0.3%
Aksa Akrilik Kimya Sanayii AS	1,126	3,139
Lao Feng Xiang Co., Ltd., Class B Shares	1,400	4,921
Luthai Textile Co., Ltd., Class B Shares	1,500	1,839

Total Textiles, Apparel & Luxury Goods		9,899

TOTAL CONSUMER DISCRETIONARY		238,163

CONSUMER STAPLES - 5.5%
Beverages - 0.6%
AMBEV SA	2,819	15,387
Carlsberg Brewery Malaysia Berhad	800	2,522

Total Beverages		17,909

Food & Staples Retailing - 2.0%
Wal-Mart de Mexico SAB de CV	35,505	62,826

Food Products - 0.6%
Kuala Lumpur Kepong Berhad	3,000	16,322
Thai Vegetable Oil PCL	2,000	2,329

Total Food Products		18,651

Tobacco - 2.3%
KT&G Corp.	801	69,271
Philip Morris CR AS	3	1,585

Total Tobacco		70,856

TOTAL CONSUMER STAPLES		170,242

See Notes to Schedule of Investments.

LEGG MASON EMERGING MARKETS LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	SHARES	VALUE
ENERGY - 6.4%
Oil, Gas & Consumable Fuels - 6.4%
Bangchak Petroleum PCL	7,800	$7,809
Formosa Petrochemical Corp.	8,000	27,180
Gazprom PJSC	32,363	80,699
IRPC PCL	99,500	14,695	(a)
Motor Oil (Hellas) Corinth Refineries SA	335	4,810
Qatar Gas Transport Co., Ltd.	964	6,356
Thai Oil PCL	7,300	14,876	(a)
Tupras-Turkiye Petrol Rafinerileri AS	1,983	43,069

TOTAL ENERGY		199,494

FINANCIALS - 24.0%
Banks - 23.7%
Abu Dhabi Commercial Bank PJSC	14,038	27,461
Agricultural Bank of China Ltd., Class H Shares	192,000	80,671
Banco Santander Chile	1,109,267	60,032
Bangkok Bank PCL, Registered Shares	7,300	37,630
Bank of China Ltd., Class H Shares	179,000	81,669
China CITIC Bank Corp., Class H Shares	48,000	31,736
China Construction Bank Corp., Class H Shares	109,000	81,481
Doha Bank	716	7,128
Dubai Islamic Bank	13,368	21,656
First Gulf Bank PJSC	10,740	37,867
Hong Leong Bank Berhad	1,800	5,356
Industrial Bank of Korea	2,016	22,032	*
Krung Thai Bank PCL	39,200	21,153	(a)
Malayan Banking Berhad	31,800	59,013
Masraf Al Rayan	1,945	21,394
Mega Financial Holding Co., Ltd.	76,000	56,492
Public Bank Berhad	16,900	76,688
Thanachart Capital PCL	4,300	5,801
Tisco Financial Group PCL	2,800	4,851

Total Banks		740,111

Capital Markets - 0.2%
Capital Securities Corp.	10,000	2,871
China Bills Finance Corp.	7,000	2,937

Total Capital Markets		5,808

Diversified Financial Services - 0.1%
Al Waha Capital PJSC	4,357	2,716

TOTAL FINANCIALS		748,635

HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
China Shineway Pharmaceutical Group Ltd.	2,000	2,299

INDUSTRIALS - 4.7%
Airlines - 0.1%
Air Arabia PJSC	10,803	4,059

Building Products - 0.1%
Xxentria Technology Materials Co., Ltd.	1,000	2,425

Construction & Engineering - 0.9%
Gamuda Berhad	10,900	11,836
IJM Corp. Berhad	18,300	13,675
United Integrated Services Co., Ltd.	2,000	3,273

Total Construction & Engineering		28,784

Industrial Conglomerates - 2.2%
Hap Seng Consolidated Berhad	3,900	7,660
Industries Qatar QSC	598	18,805
LG Corp.	739	37,646
Reunert Ltd.	972	4,913

Total Industrial Conglomerates		69,024

Marine - 0.4%
MISC Berhad	7,700	12,760

See Notes to Schedule of Investments.

LEGG MASON EMERGING MARKETS LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	SHARES	VALUE
Transportation Infrastructure - 1.0%
Anhui Expressway Co., Ltd., Class H Shares	2,000	$1,490
Jiangsu Expressway Co., Ltd., Class H Shares	8,000	10,032
Westports Holdings Berhad	6,800	6,401
Yuexiu Transport Infrastructure Ltd.	4,000	2,547
Zhejiang Expressway Co., Ltd., Class H Shares	10,000	10,092

Total Transportation Infrastructure		30,562

TOTAL INDUSTRIALS		147,614

INFORMATION TECHNOLOGY - 5.5%
Electronic Equipment, Instruments & Components - 1.7%
Delta Electronics (Thailand) PCL	5,200	12,664
Flytech Technology Co., Ltd.	1,000	3,117
Hana Microelectronics PCL	2,700	3,259
Simplo Technology Co., Ltd.	2,000	5,966
Synnex Technology International Corp.	9,000	9,360
Taiwan PCB Techvest Co., Ltd.	2,000	1,905
TXC Corp.	1,000	1,354
WPG Holdings Ltd.	10,000	11,931
WT Microelectronics Co., Ltd.	3,000	4,149

Total Electronic Equipment, Instruments & Components		53,705

Semiconductors & Semiconductor Equipment - 0.5%
Everlight Electronics Co., Ltd.	3,000	4,680
Holtek Semiconductor Inc.	1,000	1,592
Radiant Opto-Electronics Corp.	6,000	10,834

Total Semiconductors & Semiconductor Equipment		17,106

Technology Hardware, Storage & Peripherals - 3.3%
Asustek Computer Inc.	4,000	34,837
Casetek Holdings Ltd.	2,000	6,112
Compal Electronics Inc.	28,000	16,838
Gigabyte Technology Co., Ltd.	4,000	5,232
Quanta Computer Inc.	18,000	36,521
Transcend Information Inc.	1,000	2,728

Total Technology Hardware, Storage & Peripherals		102,268

TOTAL INFORMATION TECHNOLOGY		173,079

MATERIALS - 11.7%
Chemicals - 8.9%
Formosa Chemicals & Fibre Corp.	18,000	55,586
Formosa Plastics Corp.	24,000	69,061
Nan Ya Plastics Corp.	26,000	60,965
Petronas Chemicals Group Berhad	14,600	23,501
PhosAgro PJSC, Registered Shares, GDR	2,190	33,617
PTT Global Chemical PCL	13,200	25,399	(a)
Soda Sanayii AS	6,857	10,722

Total Chemicals		278,851

Construction Materials - 2.3%
Adana Cimento Sanayii TAS, Class A Shares	817	1,518
Akcansa Cimento AS	1,014	3,811
Siam Cement PCL	4,500	64,669

Total Construction Materials		69,998

Containers & Packaging - 0.1%
Greatview Aseptic Packaging Co., Ltd.	6,000	2,861

Metals & Mining - 0.2%
Feng Hsin Steel Co., Ltd.	2,000	3,056
STP & I PCL	6,400	1,818
Tung Ho Steel Enterprise Corp.	4,000	2,711

Total Metals & Mining		7,585

See Notes to Schedule of Investments.

LEGG MASON EMERGING MARKETS LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	SHARES	VALUE
Paper & Forest Products - 0.2%
Hansol Paper Co., Ltd.	97	$1,703
Long Chen Paper Co., Ltd.	5,000	3,924

Total Paper & Forest Products		5,627

TOTAL MATERIALS		364,922

REAL ESTATE - 2.9%
Equity Real Estate Investment Trusts (REITs) - 1.4%
Fibra Uno Administracion SA de CV	20,572	29,477
Prologis Property Mexico SA de CV	3,864	5,323
Spring Real Estate Investment Trust	4,000	1,619
Yuexiu Real Estate Investment Trust	13,000	7,154

Total Equity Real Estate Investment Trusts (REITs)		43,573

Real Estate Management & Development - 1.5%
Farglory Land Development Co., Ltd.	2,000	2,364
Highwealth Construction Corp.	6,000	8,929
Huaku Construction Corp.	1,000	1,959
LPN Development PCL	8,200	2,795
LSR Group PJSC, GDR, Registered Shares	2,873	10,659
Prince Housing & Development Corp.	6,000	2,000
Quality Houses PCL	60,700	4,551
Sansiri PCL	91,900	4,881
Supalai PCL	7,300	5,017
United Development Co.	671	4,156

Total Real Estate Management & Development		47,311

TOTAL REAL ESTATE		90,884

TELECOMMUNICATION SERVICES - 17.7%
Diversified Telecommunication Services - 4.3%
Emirates Telecommunications Group Co. PJSC	15,501	75,545
KT Corp., ADR	1,704	25,338
O2 Czech Republic AS	335	3,466
Telekom Malaysia Berhad	19,500	26,194
Thaicom PCL	5,300	3,327

Total Diversified Telecommunication Services		133,870

Wireless Telecommunication Services - 13.4%
Advanced Info Service PCL, Registered Shares	8,700	39,287	(a)
Axiata Group Berhad	41,800	44,636
China Mobile Ltd.	6,500	73,596
DiGi.Com Berhad	20,900	23,403
Globe Telecom Inc.	740	25,576
Maxis Berhad	11,000	15,273
MegaFon PJSC, Registered Shares, GDR	3,603	39,093
Mobile TeleSystems PJSC, ADR	7,205	75,436
SK Telecom Co., Ltd.	187	35,884
Vodacom Group Ltd.	4,054	45,429

Total Wireless Telecommunication Services		417,613

TOTAL TELECOMMUNICATION SERVICES		551,483

UTILITIES - 8.7%
Electric Utilities - 4.3%
Korea Electric Power Corp.	1,724	62,975
Tenaga Nasional Berhad	23,300	70,487

Total Electric Utilities		133,462

Gas Utilities - 0.7%
Aygaz AS	543	1,835
Petronas Gas Berhad	4,200	19,798

Total Gas Utilities		21,633

See Notes to Schedule of Investments.

LEGG MASON EMERGING MARKETS LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY		SHARES	VALUE
Independent Power and Renewable Electricity Producers - 3.3%
AES Gener SA		16,469	$5,739
China Power International Development Ltd.		32,000	11,589
China Resources Power Holdings Co., Ltd.		14,000	24,215
Electricity Generating PCL		1,300	7,458
Engie Brasil Energia SA		1,462	16,610
Glow Energy PCL		2,200	4,874
Huaneng Power International Inc., Class H Shares		48,000	31,303

Total Independent Power and Renewable Electricity Producers			101,788

Multi-Utilities - 0.1%
YTL Power International Berhad		13,600	4,390

Water Utilities - 0.3%
Aguas Andinas SA, Class A Shares		12,635	6,860
TTW PCL		6,600	2,006

Total Water Utilities			8,866

TOTAL UTILITIES			270,139

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $2,804,879)			2,956,954

	RATE
SHORT-TERM INVESTMENTS - 5.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $160,330)	0.461%	160,330	160,330

TOTAL INVESTMENTS - 99.9% (Cost - $2,965,209#)			3,117,284
Other Assets in Excess of Liabilities - 0.1%			2,962

TOTAL NET ASSETS - 100.0%			$3,120,246

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
GDR	— Global Depositary Receipts
PJSC	— Private Joint Stock Company

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Emerging Markets Low Volatility High Dividend ETF (the “Fund”) is a separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”), (formerly known as Legg Mason ETF Equity Trust). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is an exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. The Fund is designed to track an index. Similar to shares of an index mutual fund, each share of the Fund represents an ownership interest in an underlying portfolio of securities intended to track an index. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Fund are listed and traded at market prices on the BATS Exchange, Inc. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or cash. Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.

The Fund seeks to track the investment results of the QS Emerging Markets Low Volatility High Dividend Hedged Index (the “Underlying Index”). The Underlying Index seeks to provide more stable income through investments in stocks of profitable companies in emerging markets outside of the United States with relatively high dividend yields or anticipated dividend yeilds and lower price and earnings volatility, while mitigating exposure to exchange-rate fluctuations between the U.S. dollar and currencies in which the component securities are denominated and is based on a proprietary methodology created and sponsored by QS Investors, LLC, the Fund’s subadviser.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of

Notes to Schedule of Investments (unaudited) (continued)

a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Consumer Discretionary	$235,499	$2,664	—	$238,163
Energy	169,923	29,571	—	199,494
Financials	727,482	21,153	—	748,635
Materials	339,523	25,399	—	364,922
Telecommunication Services	512,196	39,287	—	551,483
Other Common Stocks	854,257	—	—	854,257

Total Long-Term Investments	2,838,880	118,074	—	2,956,954

Short-Term Investments†	160,330	—	—	160,330

Total Investments	$2,999,210	$118,074	—	$3,117,284

Other Financial Instruments:
Futures Contracts	4,400	—	—	4,400
Forward Foreign Currency Contracts	—	3,556	—	3,556

Total Other Financial Instruments	$4,400	$3,556	—	$7,956

Total	$3,003,610	$121,630	—	$3,125,240

Notes to Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$31,095	—	$31,095

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At January 31, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$180,231
Gross unrealized depreciation	(28,156)

Net unrealized appreciation	$152,075

At January 31, 2017, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation
Contracts to Buy:
SGX Nifty 50 Index	11	2/17	$184,272	$188,672	$4,400

At January 31, 2017, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	73,477	CLP	48,913,525	Bank of New York	2/7/17	$(1,914)
USD	431,265	KRW	510,259,549	Bank of New York	2/7/17	(7,854)
USD	97,590	MXN	2,091,271	Bank of New York	2/7/17	(2,624)
USD	437,780	MYR	1,966,728	Bank of New York	2/7/17	(6,129)
USD	22,783	PHP	1,125,254	Bank of New York	2/7/17	175
USD	57,530	QAR	209,467	Bank of New York	2/7/17	2
USD	84,521	RUB	5,048,415	Bank of New York	2/7/17	704
USD	58,886	TRY	213,843	Bank of New York	2/7/17	2,306
USD	49,977	ZAR	683,814	Bank of New York	2/7/17	(727)
USD	172,328	AED	633,133	UBS AG	2/7/17	(49)
USD	31,007	BRL	100,375	UBS AG	2/7/17	(802)
USD	459,066	HKD	3,558,782	UBS AG	2/7/17	369
USD	280,504	THB	10,015,828	UBS AG	2/7/17	(3,941)
USD	483,140	TWD	15,364,389	UBS AG	2/7/17	(7,055)

Total						$(27,539)

Abbreviations used in this table:

AED	— United Arab Emirates Dirham
BRL	— Brazilian Real
CLP	— Chilean Peso
HKD	— Hong Kong Dollar
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
PHP	— Philippine Peso
QAR	— Qatari Riyal
RUB	— Russian Ruble
THB	— Thai Baht
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— United States Dollar
ZAR	— South African Rand

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason ETF Investment Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 27, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	March 27, 2017